STOCKHOLDERS DEFICIT (Details Narrative)	3 Months Ended		12 Months Ended
	Mar. 31, 2016 USD ($) $ / shares shares	Mar. 31, 2015 USD ($)	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares
Stock Split Ratio	2.4		2.4
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.001		$ 0.001	$ 0.001
Preferred stock, shares authorized | shares	10,000,000		10,000,000	10,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares authorized | shares	687,500,000		687,500,000	687,500,000
Common stock, shares issued | shares	38,680,263		38,123,120	15,903,948
Shares Issued, New Issuances, Value			$ 3,150,001	$ 3,231,112
Dividends			(357,688)	$ (517,137)
Shares issued to settle dividends payable	$ (74,686)		(74,687)
Payroll and Related Expenses	$ 883,907	$ 1,208,009	$ 5,194,742	$ 3,160,763
Issuance #1
Date of Issuance			Nov. 20, 2015
Shares Issued, New Issuances | shares			200,000
Shares Issued, New Issuances, Value			$ 128,000
Issuance #2
Date of Issuance			Nov. 20, 2015
Shares Issued, New Issuances | shares			40,000
Shares Issued, New Issuances, Value			$ 25,600
Issuance #3
Date of Issuance			Oct. 07, 2015
Shares Issued, New Issuances | shares			1,250,000
Shares Issued, New Issuances, Value			$ 250,000
Issuance #4
Date of Issuance			Nov. 20, 2015
Shares Issued, New Issuances | shares			1,250,000
Shares Issued, New Issuances, Value			$ 250,000
Issuance #5
Date of Issuance			Dec. 10, 2015
Shares Issued, New Issuances | shares			500,000
Shares Issued, New Issuances, Value			$ 150,000
Issuance #6
Date of Issuance			Dec. 31, 2015
Shares Issued, New Issuances | shares			500,000
Shares Issued, New Issuances, Value			$ 150,000
Investment in Epic
Shares Issued, New Issuances | shares			1,737,670
Shares Issued, New Issuances, Value			$ 800,000
Shares Exchanged | shares			1,280,626
Investment in Epic #2
Date of Issuance			May 20, 2015
Shares Issued, New Issuances | shares			634,458
Shares Issued, New Issuances, Value			$ 250,000
Shares Exchanged | shares			467,582
Investment in Epic #3
Common stock, par value (in dollars per share) | $ / shares			$ 0.39
Date of Issuance			Jun. 03, 2015
Shares Issued, New Issuances | shares			2,210,937
Payroll and Related Expenses			$ 470,647
Decreased in Retained Earnings			$ 391,619
Investment in Epic Stores
Date of Issuance			Jun. 24, 2015
Shares Issued, New Issuances | shares			1,757,370
Shares Issued, New Issuances, Value			$ 1,550,000
Conversion price per share | $ / shares			$ 1.02
Shares Exchanged, Unit Description

Each unit consisted of one share of common stock in the capital of the Company and one warrant, each of which is exercisable into one share of common stock of the Company at a price of $1.02 until June 24, 2018.

Investment in Epic Stores #2
Date of Issuance			Jun. 24, 2015
Shares Issued, New Issuances | shares			874,103
Shares Issued, New Issuances, Value			$ 770,959
Conversion price per share | $ / shares			$ 0.882
Shares Exchanged, Unit Description

Each unit consisted of one share of common stock in the capital of the Company and one warrant, each of which is exercisable into one share of common stock of the Company at a price of $1.02 until June 24, 2018.

Epic - Class C
Shares Exchanged | shares			96,875
Shares issued to settle dividends payable			$ (74,687)
Dividend Declared
Dividends			357,688
Dividend Paid
Dividends			$ 294,263
Issuance #7
Date of Issuance	Jan. 24, 2016
Shares Issued, New Issuances | shares	200,000
Shares Issued, New Issuances, Value	$ 212,000
Issuance #8
Date of Issuance	Feb. 25, 2016
Shares Issued, New Issuances | shares	357,143
Shares Issued, New Issuances, Value	$ 250,000